Condensed Consolidated Interim Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017
Sales	$ 930,257	$ 260,960	$ 1,978,675	$ 570,327	$ 987,431	$ 571,945
Cost of Sales	450,304	88,357	1,087,540	177,482	402,665	388,756
Gross Margin	479,953	172,603	891,135	392,845	584,766	183,189
Operating expenses
Sales and marketing	515,439	432,260	1,485,423	1,313,077	1,989,837	1,188,207
Research and development	779,283	546,350	2,135,075	1,947,659	2,825,200	2,663,146
General and administrative	1,022,024	783,784	2,932,980	2,916,917	3,585,484	3,346,230
Share-based compensation expense (Note 11)	191,634	271,001	1,226,374	1,284,257	1,540,580	1,001,950
Amortization (Note 4)	69,314	76,985	209,682	246,920	323,905	550,080
Depreciation (Note 7)	15,969	21,234	50,190	69,606	89,026	79,868
Total operating expenses	2,593,663	2,131,614	8,039,724	7,778,436	10,354,032	8,829,481
Other (income) expenses
Foreign exchange	(47,709)	(11,485)	(116,715)	102,671	102,999	71,573
Accretion expense (Note 8)	316,642	216,302	2,421,060	290,375	1,937,308	0
Fair value adjustment (Note 8)	0	0	(337,923)	0
Interest expense (Note 8)					1,297,205	43,735
Share premium (Note 8)					1,249,994	0
(Gain) loss on mark to market revaluation	0	0	(2,048,697)	0	376,674	0
Other (income) expense	1,520	416,931	61,652	657,999	(107,656)	(692,198)
Total other expenses (income)	270,453	621,748	(20,623)	1,051,045	4,856,524	(576,890)
Net loss and comprehensive loss for the period	$ (2,384,163)	$ (2,580,759)	$ (7,127,966)	$ (8,436,636)	$ (14,625,790)	$ (8,069,402)
Loss per share - basic and diluted	$ (0.91)	$ (3.80)	$ (3.14)	$ (12.74)	$ (21.73)	$ (13.19)
Weighted average number of shares outstanding – basic	2,611,538	678,631	2,267,906	662,237
Weighted average number of shares outstanding – diluted	2,611,538	678,631	2,267,906	662,237
Weighted average number of shares outstanding – basic and diluted (Note 16)					673,203	611,900